Earnings/ (Loss) Per Share (EPS)	6 Months Ended
Jun. 30, 2025
Earnings/ (Loss) Per Share (EPS)
Earnings/ (Loss) Per Share (EPS)

28.Earnings/ (Loss) Per Share (EPS)

The Basic Earnings Per Share and the Diluted Earnings Per Share are calculated by dividing earnings for the year by the weighted average number of shares outstanding during the year. As the Company is incurring net losses, outstanding warrants have no dilutive effect. As such, there is no difference between the Basic and Diluted EPS.

EPS for June 2025 has been presented in the income statement taking into account resolutions adopted by the shareholders’ meeting of February 21, 2020. All existing preferred shares were converted into common shares, and then a share split of 500:1 was approved by the shareholders’ meeting.

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
As at June 30, after conversion and share split
Outstanding common shares at period-end	37,435,640	34,373,015	37,435,640	34,373,015
Weighted average number of common shares outstanding	37,431,255	30,744,220	37,429,260	29,706,019
Number of shares resulting of the exercise of outstanding warrants	2,797,941	1,946,981	2,797,941	1,946,981

Basic and Diluted EPS for the three and six - month period ended June 30, 2025 and 2024 based on weighted average number of shares outstanding after conversion and share split are as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Loss of year attributable to equity holders (in EUR)	(20,607,000)	(13,124,000)	(42,991,000)	(25,030,000)
Weighted average number of common shares outstanding (in units)	37,431,255	30,744,220	37,429,260	29,706,019
Basic earnings per share in EUR (EUR/unit)	(0.551)	(0.428)	(1.149)	(0.843)
Diluted earnings per share in EUR (EUR/unit)	(0.551)	(0.428)	(1.149)	(0.843)